Long-term and short-term loans issued (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Long-term loans	₽ 267	₽ 214
Short-term loans	11,270	5,799
Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	267	214
Short-term loans	11,270	5,799
Gross carrying amount
Disclosure of detailed information about financial instruments
Long-term loans	268	214
Short-term loans	11,361	5,836
Gross carrying amount | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	268	214
Short-term loans	11,361	5,836
Expected credit loss allowance / Impairment
Disclosure of detailed information about financial instruments
Long-term loans	(1)
Short-term loans	(91)	(37)
Expected credit loss allowance / Impairment | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	(1)
Short-term loans	₽ (91)	₽ (37)